General and administrative expenses (Tables)	9 Months Ended
Sep. 30, 2021
General and administrative expenses
Schedule of general and administrative expenses

	Three months ended		Nine months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Rent	$456,014	$150,454	$1,153,370	$302,686
Office expenses	2,150,981	313,041	5,637,354	882,454
Legal and professional	571,552	460,197	1,395,295	1,336,623
Consulting fees	767,813	203,633	2,492,575	770,867
Investor relations	292,704	57,352	564,190	219,143
Salaries	3,106,038	660,426	4,969,002	1,527,013
	$7,345,102	$1,845,103	$16,211,786	$5,038,786